Short-Term Debt (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Abstract]
Securities repurchase agreements	$ 137,798	$ 114,646	$ 114,050
Federal funds purchased			75,000
Total	137,798	114,646	189,050
Securities repurchase agreements, Avg. outstanding during the year	127,616	121,270	122,693
Federal Funds purchased, Avg. outstanding during the year	63	510	576
FHLB Advances, Avg. outstanding during the year			300
Securities repurchase agreements, Max. outstanding at any month end	150,943	131,971	139,607
Federal Funds purchased, Max. outstanding at any month end			75,000
FHLB Advances, Max. outstanding at any month end			$ 367
Securities repurchase agreements, Weighted-averaged interest rate, During the year	0.25%	0.26%	0.25%
Federal Funds purchased, Weighted-averaged interest rate, During the year	0.31%	0.28%	0.28%
FHLB Advances, Weighted-average interest rate, During the year			4.36%
Securities repurchase agreements, Weighted-average interest rate, End of the year	0.25%	0.26%	0.25%
Federal Funds purchased, Weighted-average interest rate, End of the year	0.31%	0.28%	0.28%
FHLB Advances, Weighted-average interest rate, End of the year